Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP (Tables)	12 Months Ended
Dec. 31, 2020
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Disclosure of detailed information about adjustments for reconciliation of financial position and financial performance between IFRS and US GAAP

The following is a summary of the adjustment to net income for the years ended December 31, 2020, 2019 and 2018, and to partners' equity as of December 31, 2020, 2019 and 2018 that would be required if U.S. GAAP had been applied instead of IFRS in the consolidated financial statements:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Loss for the year under IFRS	(165,449)	(95,257)	(81,517)
Items increasing (decreasing) reported net profit:
Reversal of depreciation of assets impaired under IFRS, note 24(a)	(97,352)	(205,653)	(320,424)
Reversal of depreciation of assets impaired under U.S. GAAP, note 24(a)	104,108	204,276	254,006
Stripping activity asset, note 24(b)	(32,169)	7,533	18,227
Reclamation and mine closure, note 24(c)	(61,555)	54,873	(20,537)
Asset retirement costs, note 24(c)	16,702	14,504	89,280
Inventories, note 24(d)	(929)	(7,740)	(10,217)
Contingencies, note 24(e)	—	—	1,228
Debt instrument interest, note 24(f)	1,497	1,497	735
Interest regarding tax claim, note 24(g)	(16,496)	16,839	—
Income tax payable, including fines, note 24(g)	(11,920)	12,168	—
Others	20	276	151
	(98,094)	98,573	12,449
Income (loss) for the year under U.S. GAAP	(263,543)	3,316	(69,068)

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Partners' equity under IFRS	324,387	489,712	583,723
Items increasing (decreasing) reported partners' equity:
Impairment loss for IFRS, note 24(a)	2,469,188	2,469,188	2,469,188
Reversal of depreciation of assets impaired under IFRS, note 24(a)	(1,297,689)	(1,200,337)	(994,684)
Elimination of impairment loss recorded under U.S. GAAP, note 24(a)	(933,200)	(933,200)	(933,200)
Reversal of depreciation of assets impaired under U.S. GAAP note 24(a)	800,296	696,188	491,912
Stripping activity asset, note 24(b)	(40,409)	(8,240)	(15,773)
Asset retirement cost, note 24(c)	(29,149)	(59,160)	(1,026)
Reclamation and mine closure, note 24(c)	64,971	139,834	12,323
Inventories, note 24(d)	(5,766)	(4,837)	2,903
Debt instruments, note 24(f)	45,424	43,927	42,430
Contingencies, note 24(e)	1,228	1,228	1,228
Income tax payable contingency, including fines note 24(g)	—	12,168	—
Interest regarding tax claim, note 24(g)	—	16,839	—
Others	3,681	3,072	2,776
	1,078,575	1,176,679	1,078,077
Partners' equity under U.S. GAAP	1,402,962	1,666,382	1,661,800

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Disclosure of detailed information about adjustments for reconciliation of financial position and financial performance between IFRS and US GAAP

The following is a summary of the main adjustments to net income for the years ended December 31, 2020, 2019 and 2018 and to shareholders' equity as of December 31, 2020, 2019 and 2018 that would be required if U.S. GAAP had been applied instead of IFRS in the financial statements:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)
Net profit under IFRS	274,544	390,377	119,710
Items increasing (decreasing) reported net profit:
Stripping activity asset, net of amortization, note 23 (a)	31,419	(41,508)	(64,452)
Inventories valuation, note 23 (b)	(906)	(53,424)	(29,515)
Remediation and mine closure, note 23 (e)	23	23	1,351
Deferred workers´ profit sharing, note 23 (c)	(24,255)	(23,449)	(7,079)
Lease activity	1,597	2,071	—
Deferred income tax, note 23 (d)	(6,514)	45,759	33,291
Other	(222)	(134)	(26)
Net income under U.S. GAAP	275,686	319,715	53,280

	2020	2019	2018
	US$(000)	US$(000)	US$(000)
Shareholders’ equity under IFRS	5,635,328	5,359,323	5,117,732
Items increasing (decreasing) reported shareholder’s equity:
Stripping activity asset, net of amortization, note 23 (a)	(267,596)	(299,015)	(257,507)
Inventories valuation, note 23 (b)	(217,707)	(216,801)	(163,377)
Remediation and mine closure, note 23(e)	(5,480)	(5,503)	(5,526)
Deferred workers´ profit sharing note 23(c) and 24 (a)	(87,415)	(63,160)	(39,711)
Lease activity	3,668	2,071	—
Deferred income tax, note 23d	189,073	195,587	149,828
Other	(144)	78	212
Shareholders’ equity under U.S. GAAP	5,249,727	4,972,580	4,801,651